4

                                                      1933 Act File No. 33-44590
                                                      1940 Act File No. 811-6504

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X__
                                                                  -----

    Pre-Effective Amendment No.   ___ ......................
                                ------                            -----

    Post-Effective Amendment No.   38   ....................        X__
                                 -------                          -----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   _ X__
                                                                  -----

    Amendment No.   39  ....................................      _ X__
                  ------                                          -----

                               THE WACHOVIA FUNDS

                  (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7010

                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                              John W. McGonigle, Esquire,
                           Federated Investors Tower,

                       Pittsburgh, Pennsylvania 15222-3779

                        (Name and Address of Agent for Service)
                   (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

X immediately upon filing pursuant to paragraph (b) _ on _______________ pursuant to paragraph (b)(1)(v) _ 60 days after filing pursuant to paragraph (a)
(i) on _______________ pursuant to paragraph (a) (i). _ _ 75 days after filing pursuant to paragraph (a)(ii) on _______________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

__This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              Copies to:

                        Donald W. Smith, Esquire
                        Kirkpatrick & Lockhart L.L.P.
                        1800 Massachusetts Avenue, N.W.
                        Washington, D.C. 20036-1800


Item 23.    Exhibits:
                  (a)   (i)    Conformed copy of Declaration of Trust of the
                               Registrant; (12)

                    (ii) Conformed copy of Amendment No. 1 to the Declaration of
                         Trust of the Registrant; (12)

                    (iii)Conformed  copy of Amendment  No. 2 to the  Declaration of Trust of the Registrant; (12)

                    (iv) Conformed copy of Amendment No. 3 to the Declaration of
                         Trust of the Registrant; (12)

                    (v) Conformed copy of Amendment No. 4 to the Declaration of Trust of the Registrant; (12)

                    (vi) Conformed copy of Amendment No. 5 to the Declaration of
                         Trust of the Registrant; (12)

                    (vii)Conformed  copy of Amendment  No. 6 to the  Declaration of Trust of the Registrant; (12)

                    (viii) Conformed copy of Amendment No. 7 to the  Declaration of Trust of the Registrant; (24)

                    (ix) Conformed copy of Amendment No. 8 to the Declaration of
                         Trust of the Registrant; (24)

                    (x) Conformed copy of Amendment No. 9 to the Declaration of Trust of the Registrant; (24)

                    (xi) Conformed  copy of Amendment No. 10 to the  Declaration of Trust of the Registrant; (24)

                    (xii)Conformed  copy of Amendment No. 11 to the  Declaration of Trust of the Registrant; (19)

                    (xiii) Conformed copy of Amendment No. 12 to the Declaration of Trust of the Registrant; (23)

                    (xiv)Conformed  copy of Amendment No. 13 to the  Declaration of Trust of the Registrant; (23)

                    (xv) Conformed  copy of Amendment No. 14 to the  Declaration of Trust of the Registrant; (23)

                    (xvi)Conformed  copy of Amendment No. 15 to the  Declaration of Trust of the Registrant; (23)

                    (xvii) Conformed copy of Amendment No. 16 to the Declaration of Trust of the Registrant; (23)

                        (xviii)Conformed copy of Amendment No. 17 to the
                               Declaration of Trust of the Registrant; (23)

                  (b)   (i)    Copy of Amended By-Laws of the Registrant; (2)

                        (ii) Copy of Amendment No. 1 to the By-Laws of the Registrant; (24)


+ All exhibits have been electronically filed.

(2)  Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed March 6, 1992. (File Nos. 33-44590 and 811-6504)

(12) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed October 6, 1994. (File Nos. 33-44590 and 811-6504)

(19) Response  is  incorporated  by  reference  to  Registrant'   Post-Effective
     Amendment No. 24 on Form N-1A filed March 12, 1998. (File Nos. 33-44590 and 811-6504)

(23) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed October 6, 2000. (File Nos. 33-44590 and 811-6504)
(24) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed January 30, 2001. (File Nos. 33-44590 and 811-6504)


      (c)   (i)    Copy of Specimen Certificates for Shares of Beneficial
                   Interest of the Registrant; (17)
            (ii) Copy of Specimen Certificate for Class A Shares of Wachovia Balanced Fund; (17) (iii) Copy of Specimen Certificate for Class B Shares of Wachovia Balanced
            Fund; (17) (iv) Copy of Specimen Certificate for Class A Shares of Wachovia Equity Fund; (17) (v) Copy of
            Specimen Certificate for Class B Shares of Wachovia
            Equity Fund; (17) (vi) Copy of Specimen Certificate for
            Class A Shares of Wachovia Equity Index Fund; (17) (vii)
            Copy of Specimen Certificate for Class A Shares of
            Wachovia Fixed Income Fund; (17) (viii) Copy of Specimen Certificate for Class B Shares of Wachovia Fixed Income
            Fund; (17) (ix) Copy of Specimen Certificate for Class A
            Shares of

                   Wachovia Special Values Fund; 17)
            (x)    Copy of Specimen Certificate for Class A Shares of
                   Wachovia Short-Term Fixed Income Fund; (17)
(xi)  Copy of Specimen Certificate for Investment Shares of Wachovia Money
               Market Fund; (17)
(xii) Copy of Specimen Certificate for Investment Shares of Wachovia Tax-Free Money Market Fund; (17)
               (xiii) Copy of Specimen Certificate for Investment Shares of
                      Wachovia U.S. Treasury Money Market Fund; (17)
               (xiv) Copy of Specimen Certificate for Class A Shares of Wachovia Quantitative Equity Fund; (17)
               (xv)   Copy of Specimen Certificate for Class B Shares of
                   Wachovia Quantitative Equity Fund; (17)
            (xvi)  Copy of Specimen Certificate for Class A Shares of
                   Wachovia Emerging Markets Fund; (17)
      (d)   (i)    Conformed copy of Investment Advisory Contract of the
                   Registrant; (12)
            (ii)   Conformed copy of Exhibit A to the Investment Advisory
                   Contract of the Registrant; (12)
            (iii)  Conformed copy of Exhibit B to the Investment Advisory
                   Contract of the Registrant; (12)
            (iv)   Conformed copy of Exhibit C to the Investment Advisory
                   Contract of the Registrant; (12)
            (v)    Conformed copy of Exhibit D to the Investment Advisory
                   Contract of the Registrant; (12)
            (vi)   Conformed copy of Exhibit E to the Investment Advisory
                   Contract of the Registrant; (12)
            (vii)  Conformed copy of Exhibit F to the Investment Advisory
                   Contract of the Registrant; (12)
            (viii) Conformed copy of Exhibit G to the Investment Advisory
                   Contract of the Registrant; (12)
            (ix) Conformed copy of Exhibit H to the Investment Advisory Contract of the Registrant; (12)
            (x) Conformed copy of Exhibit I to the Investment Advisory Contract of the Registrant; (12)


(12) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed October 6, 1994. (File Nos. 33-44590 and 811-6504)

(17) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed December 22, 1997. (File Nos. 33-44590 and 811-6504)

       (xi) Conformed copy of Exhibit J to the Investment Advisory Contract of the Registrant; (13)
       (xii) Conformed copy of Exhibit K to the Investment Advisory Contract of the Registrant; (18)
       (xiii) Conformed copy of Exhibit L to the Investment Advisory Contract of the Registrant; (23)
       (xiv) Conformed copy of Exhibit M to the Investment Advisory Contract of the Registrant; (23)
       (xv) Conformed copy of Exhibit N to the Investment Advisory Contract of the Registrant; (24)
       (xvi) Conformed copy of Exhibit O to the Investment Advisory Contract of the Registrant; (23)
       (xvii) Conformed copy of Investment Advisory Agreement between The Wachovia Funds and the Adviser of the Registrant; (20)
       (xviii) Conformed copy of Letter Agreement between The
               Wachovia Funds and Wachovia Bank, N.A. and Amendment #1 to Letter Agreement; (23)
       (xix)   Conformed Copy of Sub-Advisory Agreement of the
               Registrant; (10)

       (xx)    Conformed copy of Sub-Advisory Contract between
               Wachovia Bank, N.A. and Flaherty & Crumrine, Inc.;
               (23)

       (xxi)   Conformed copy of Investment Advisory Contract Expense
               Cap Agreement, dated January 19, 2001; +
       (xxii)  Conformed copy of Sub-Advisory Contract between
               Wachovia Bank, N.A. and Simms Capital Management, Inc.;
               +
 (e)   (i)     Conformed copy of Distributor's Contract of the
               Registrant; (12)

       (ii)    Conformed copy of Exhibit A to the      Distributor's
       Contract of the Registrant; (12)

                        ......      ......
+  All exhibits have been electronically filed.

(10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed June 29, 1994. (File Nos. 33-44590 and 811-6504)

(12) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed October 6, 1994. (File Nos. 33-44590 and 811-6504)

(13) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed January 30, 1995. (File Nos. 33-44590 and 811-6504)

(18) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed February 4, 1998. (File Nos. 33-44590 and 811-6504)

(20) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed February 22, 1999. (File Nos. 33-44590 and 811-6504)

(23) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed October 6, 2000. (File Nos. 33-44590 and 811-6504)

(24) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 37 on Form N-1A filed January 30, 2001. (File Nos. 33-44590 and 811-6504)


              (iii) Conformed copy of Exhibit B to the Distributor's Contract of the Registrant; (12)
              (iv)   Conformed copy of Exhibit C to the Distributor's
                     Contract of the Registrant; (12)
              (v)    Conformed copy of Exhibit D to the Distributor's
                     Contract of the Registrant; (12)
              (vi) Conformed copy of Exhibit E to the Distributor's Contract of the Registrant; (12)
              (vii) Conformed copy of Exhibit F to the Distributor's Contract of the Registrant; (12)
              (viii) Conformed copy of Exhibit G to the Distributor's Contract of the Registrant; (12)
              (ix) Conformed copy of Exhibit H to the Distributor's Contract of the Registrant; (13)
              (x)    Conformed copy of Exhibit I to the Distributor's Contract
                   of the Registrant; (16)

     (xi)   Conformed copy of Exhibit J to the Distributor's Contract
            of the Registrant; (16)
     (xii)  Conformed copy of Exhibit K to the Distribution Agreement of the Registrant; (18)
               (xiii) Conformed copy of Exhibit L to the Distribution Agreement of the Registrant; (18)
               (xiv) Conformed copy of Exhibit M to the Distribution Agreement of the Registrant; (24)
               (xv)   Conformed copy of Exhibit N to the Distribution Agreement
                      of the Registrant; (24)
               (xvi)  Conformed copies of Exhibits O through T to the
                      Distribution Agreement of the Registrant; (21)
               (xvii) Conformed copy of Exhibit U to the Distribution Agreement of the Registrant; (24)
         (f)   Not applicable;
         (g)   (i)    Conformed copy of Custodian Agreement of the
                      Registrant; (12)
               (ii)   Conformed copy of Exhibit A to the Custodian Agreement
                      of the Registrant; (12)
               (iii)  Conformed copy of Exhibit B to the Custodian Agreement of the Registrant; (12)
               (iv)   Conformed copy of Exhibit C to the Custodian Agreement
                      of the Registrant; (12)
               (v)    Conformed copy of Exhibit D to the Custodian Agreement
                    of the Registrant; (12)

                  ......      ............
+ All exhibits have been electronically filed.

(12) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed October 6, 1994. (File Nos. 33-44590 and 811-6504)

(13) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed January 30, 1995. (File Nos. 33-44590 and 811-6504)

(16) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed January 29, 1996. (File Nos. 33-44590 and 811-6504)

(18) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 22 on Form N-1A filed February 4, 1998. (File Nos. 33-44590 and 811-6504)

(24) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 37 on Form N-1A filed January 30, 2001. (File Nos. 33-44590 and 811-6504)



               (vi)   Conformed copy of Global Custody Agreement     for
               the Biltmore Emerging Markets       Fund;(17)
                (vii) Conformed copy of Amendment to Exhibit A to Custodian
                      Agreement of the Registrant; (24)
                (viii)Conformed copy of Exhibit E to the Custodian Agreement of the Registrant; (24)
         (h)   (i)    Conformed copy of Portfolio Accounting and Shareholder
                      Recordkeeping Agreement of the Registrant; (12)
               (ii)   Copy of Schedule A to Portfolio Accounting and
                      Shareholder Recordkeeping Agreement; (12)
               (iii) Copy of Schedule H to Portfolio Accounting and Shareholder Recordkeeping Agreement; (12) (iv) Copy of
               Schedule I to Portfolio Accounting and

                      Shareholder Recordkeeping Agreement; (12)
               (v)    Conformed Copy of Exhibit F to Transfer Agency and
                    Service Agreement;(13)

               (vi)   Conformed Copy of Schedule G to Transfer Agency and
                    Service Agreement;(18)

               (vii) Conformed Copy of Sub-Transfer Agency and Service Agreement;(7)
               (viii) Conformed Copy of Administrative Services Agreement of the Registrant; (12)

       (ix) Conformed copy of Exhibit A to the Administrative Services Agreement of the Registrant; (12)
       (x)    Conformed copy of Exhibit B to the Administrative
              Services Agreement of the Registrant; (12)
                (xi)   Conformed copy of Exhibit C to the Administrative
                       Services Agreement of the Registrant; (12)
                (xii)  Conformed copy of Exhibit D to the Administrative
                       Services Agreement of the Registrant; (12)
                (xiii) Conformed copy of Amendment No. 1 to the
                       Administrative Services Agreement of the Registrant;
                       (12)
                (xiv) Conformed copy of Amendment No. 2 to the Administrative Services Agreement of the Registrant;
                       (15)

                ..................
+ All exhibits have been electronically filed.

(7) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed July 29, 1993. (File Nos. 33-44590 and 811-6504)

(12) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 14 on Form N-1A filed October 6, 1994 (File Nos. 33-44590 and 811-6504)

(13) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed January 30, 1995. (File Nos. 33-44590 and 811-6504)

(15) (15) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed June 24, 1996. (File Nos. 33-44590 and 811-6504)

(17) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed December 22, 1997. (File Nos. 33-44590 and 811-6504)

(18) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 22 on Form N-1A filed February 4, 1998. (File Nos. 33-44590 and 811-6504)

(24) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 37 on Form N-1A filed January 30, 2001. (File Nos. 33-44590 and 811-6504)


           (xv)   Conformed copy of Exhibit E to the Administrative
                  Services Agreement of the Registrant; (12)
           (xvi)  Conformed Copy of Shareholder Services
                  Agreement of the Registrant; (16)
           (xvii) Conformed Copy of Exhibit A to Shareholder Services
                  Agreement of the Registrant; (19)
           (xviii)Conformed copy of Portfolio Accounting and
                  Shareholder Recordkeeping Agreement Amendment No. 2 to
                  Schedule B; (16)
           (xix)  Form of Agreement for Administrative Services; (17)
           (xx)   Amendment No. 1 to Agreement for Administrative
                  Services; (18)
           (xxi)  Amendment to Exhibit A to the Shareholder Services
                  Agreement; (22)
           (xxii) Conformed copy of Agreement for Fund Accounting
                  Services, Administrative Service and Transfer Agency
                  Services; (22)
     (i) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (12)
     (j)   Conformed copy of Consent of Independent Public Accountants;
           (24)
     (k)   Not applicable;
           (l)   Conformed copy of Initial Capital Understanding; (2)
     (m)   (i)    Conformed copy of Distribution Plan of the Registrant;
                  (12)

           (ii) Conformed copy of Exhibit A to Distribution Plan of the Registrant; (12)
           (iii)  Conformed copy of Exhibit B to Distribution Plan of the Registrant; (12)
          (iv) Conformed copy of Exhibit C to Distribution Plan of the Registrant; (24)
          (v) Conformed copy of Exhibit D to Distribution Plan of the Registrant; (18)
          (vi) Conformed copy of Exhibit E to Distribution Plan of the Registrant; (24)
          (vii)  Conformed copy of Exhibits F-H to the Distribution
                               Plan of the Registrant; (22)

_____________________
                     ---------------------------
+ All exhibits have been electronically filed.

(12) Response is incorporated by reference to Registrant's Post-Effective Amendment No.14 on Form N-1A filed October 6, 1994. (File Nos. 33-44590 and 811-6504)

(16) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 20 on Form N-1A filed January 29, 1996. (File Nos. 33-44590 and 811-6504)

(17) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed December 22, 1997. (File Nos. 33-44590 and 811-6504)

(18) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 22 on Form N-1A filed February 4, 1998. (File Nos. 33-44590 and 811-6504)

(19) Response  is  incorporated  by  reference  to  Registrant'   Post-Effective
     Amendment No. 24 on Form N-1A filed March 12, 1998. (File Nos. 33-44590 and 811-6504)

(22) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed January 28, 2000. (File Nos. 33-44590 and 811-6504)

(24) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 37 on Form N-1A filed January 30, 2001. (File Nos. 33-44590 and 811-6504)


               (viii) Conformed copy of Exhibit I to the Distribution Plan of the Registrant; (24)
               (ix)   Conformed copy of Dealer Agreement of the Registrant; (6)
               (x) Conformed copy of Exhibit to Dealer Agreement of the Registrant; (6)
               (xi)   Conformed copy of Rule 12b-1 Agreement of the
                      Registrant; (2)
               (xii) Conformed copy of Exhibit A to Rule 12b-1 Agreement of the Registrant; (6)
               (xiii) Conformed copy of Exhibit B to Rule 12b-1 Agreement of the Registrant; (6)
               (xiv) Conformed copy of Exhibit C to Rule 12b-1 Agreement of the Registrant; (16)
               (xv) Conformed copy of Sales and Services Agreement of the Registrant; (23)
         (n)   (i)   Conformed copy of The Wachovia Funds Multiple Class
                     Plan; (15)
               (ii)  Conformed copy of Amendment to Exhibit A to Multiple
                     Class Plan; (24)
         (o)   Conformed Copy of Power of Attorney of the Registrant; (24)
         (p)   (i)   Copy of Code of Ethics of the Registrant and Wachovia
                    Asset Management; (23)

               (ii)  Copy of Code of Ethics of Sub-Adviser Twin Capital
                    Management, Inc.; (23)

               (iii) Copy of Code of Ethics of Sub-Adviser Flaherty &
                     Crumrine, Inc.; (23)

               (iv) Copy of Code of Ethics of Sub-Adviser Simms Capital Management, Inc.; +
                 (v) The Registrant hereby incorporates the conformed copy of the Code of Ethics for Access Persons from Item 23(p) of the Federated Managed Allocation Portfolios Registration Statement on Form N-1A filed with the Commission on January 25, 2001. (File Nos. 33-51247 and 811-7129).

______________

+ All exhibits have been electronically filed.

(2)  Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed March 6, 1992. (File Nos. 33-44590 and 811-6504)

(6)  Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 5 on Form N-1A filed December 2, 1992. (File Nos. 33-44590 and 811-6504)

(15) (15) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed June 24, 1996. (File Nos. 33-44590 and 811-6504)

(16) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 20 on Form N-1A filed January 29, 1996. (File Nos. 33-44590 and 811-6504)

(23) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed October 6, 2000. (File Nos. 33-44590 and 811-6504)

(24) Response is incorporated by reference to Registrant's Post- Effective Amendment No. 37 on Form N-1A filed January 30, 2001. (File Nos. 33-44590 and 811-6504)



Item 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:
            -------------------------------------------------------------

            None

Item 25.    INDEMNIFICATION:  (2)
            ---------------


Item 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:
            ----------------------------------------------------


          (a) For a description of the other business of the investment adviser, see the section entitled "Who Manages the Funds?" in Part A. The Officers of the investment adviser are: Chief Executive Officer, L. M. Baker, Jr.; President and Chief Operating Officer, G. Joseph Prendergast; Vice Chairman, Robert
               S. McCoy, Jr.; Vice Chairman, Walter E. Leonard, Jr.; State Chief Executive Officer, Lewis N. Miller, Jr. (Virginia); State Chief Executive Officer, Will B. Spence (North Carolina/South
               Carolina); State Chief Executive Officer, D. Gary Thompson (Florida/Georgia); State President, James C. Cherry (Virginia Banking); State President, J. Kenneth Coppedge (Florida Banking); State President, Isaiah Tidwell (Georgia Banking); Senior Executive Vice President, Jean E. Davis; Senior Executive Vice President, Mickey W. Dry; Senior Executive Vice President,
               Stanhope A. Kelly; Senior Executive Vice President, Kenneth W. McAllister; Senior Executive Vice President, John C. McLean, Jr.; and Senior Executive Vice President, Donald K. Truslow. The
               business address of each of the Officers of the investment adviser is Wachovia Bank, N.A., 100 North Main Street, Winston-Salem, N.C. 27101.

               The Directors of the investment adviser are: L.M. Baker, Jr.; James S. Balloun; Peter C. Browning; John T. Casteen, III; John
               L. Clendenin; Thomas K. Hearn, Jr.; George W. Henderson, III; W. Hayne Hipp; Robert A. Ingram; George R. Lewis; Elizabeth Valk Long; John G. Medlin, Jr.; Lloyd U. Noland, III; Morris W. Offit;
               G. Joseph Prendergast; Sherwood H. Smith, Jr.; and John C. Whitaker, Jr.






     (2) Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed March 6, 1992. (File Nos. 33-44590 and 811-6504)


Item 27.  PRINCIPAL UNDERWRITERS:
          -----------------------

          (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Limited Duration Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.;

Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Short-Term Municipal Trust;
Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated Total Return Government Bond Fund; Federated Utility Fund, Inc.; Federated World Investment Series, Inc.; FirstMerit Funds; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; Marshall Funds, Inc.; Money Market Obligations Trust; Regions Funds; RIGGS Funds; SouthTrust Funds; Wachovia Variable Insurance Funds; The Wachovia Funds; The Wachovia Municipal Funds; and Vision Group of Funds, Inc.



            (b)

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  WITH DISTRIBUTOR                   NAME                WITH REGISTRANT
---------------------         ------------------      ---------------------

Chairman:                     Richard B. Fisher

Director:                     Arthur L. Cherry

President-Institutional

Sales and Director:           John B. Fisher

Director, Executive Vice
Vice President and Assistant

Secretary:                    Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Executive Vice President:     David M. Taylor

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Bryant R. Fisher
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ

Vice Presidents:              Ernest G. Anderson
                              Teresa M. Antoszyk
                              John B. Bohnet
                              Jane E. Broeren-Lambesis
                              Matthew W. Brown
                              David J. Callahan
                              Mark Carroll
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              William C. Doyle
                              Timothy Franklin
                              Mark A. Gessner
                              Joseph D. Gibbons
                              John K. Goettlicher
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Anthony J. Harper
                              Victor L. Harper, Jr.
                              Bruce E. Hastings
                              Charlene H. Jennings
                              H. Joseph Kennedy
                              Michael W. Koenig
                              Ed Koontz
                              Dennis M. Laffey
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Maurice W. McKinney
                              Amy Michalisyn
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Eugene B. Reed
                              Paul V. Riordan
                              John Rogers
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              William C. Tustin
                              Paul A. Uhlman
                              Richard B. Watts
                              G. Walter Whalen
                              Terence Wiles
                              Edward J. Wojnarowski
                              Michael P. Wolff
                              Scott F. Wright

Assistant Vice Presidents:    Robert W. Bauman
                              Edward R. Bozek
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Donald C. Edwards
                              Jennifer Fetteroff
                              John T. Glickson
                              Ernest L. Linane
                              Renee L. Martin
                              Lynn Sherwood-Long

Secretary:                    Kirk A. Montgomery

Treasurer:                    Denis McAuley, III

Assistant Secretaries:        Timothy S. Johnson
                              Victor R. Siclari

The business  address of each of the Officers of Federated  Securities  Corp. is
Federated  Investors  Tower,  1001  Liberty  Avenue,  Pittsburgh,   Pennsylvania
15222-3779.


            (c)   Not applicable.


Item 28.    LOCATION OF ACCOUNTS AND RECORDS:
            ---------------------------------

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                      The Wachovia Funds
                                                1001 Liberty Avenue
                                                Pittsburgh, PA 15222-3779

       (Notices should be sent to the Agent for Service at Above Address)

                                                5800 Corporate Drive
                                                Pittsburgh, PA 15237-7010

Federated Shareholder Services Company          P.O. Box 8600
("Transfer Agent and Dividend                   Boston, MA 02266-8600
Disbursing Agent")

Federated Services Company                      Federated Investors Tower
("Administrator")                               1001 Liberty Avenue
                                                Pittsburgh, PA 15222-3779

Wachovia Bank, N.A.                             301 North Main Street
("Adviser")                                     Winston-Salem, NC  21750

Twin Capital Management, Inc.                   3244 Washington Road
(Sub-Adviser to Wachovia                        McMurrary, PA  15315-3153
Quantitative Equity Fund only)

Flaherty & Crumrine, Inc.                       301 E. Colorado Blvd.
(Sub-Adviser to Wachovia                        Suite 720
Executive Fixed Income Fund only)               Pasadena, CA 91101

Simms Capital Management, Inc.                  55 Railroad Avenue
(Sub-Adviser to Wachovia                        Greenwich, CT 06830
International Equity Fund only)

Wachovia Bank of North Carolina                 Wachovia Trust Operations
(Custodian)                                     301 North Main Street
                                                Winston-Salem, NC  21750

Item 29.    MANAGEMENT SERVICES:  Not applicable.
            -------------------

Item 30.    UNDERTAKINGS:
            ------------

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders on behalf of each of its portfolios.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, THE WACHOVIA FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 22nd day of February, 2001.

                               THE WACHOVIA FUNDS

                  BY: /s/ Gail C. Jones
                  Gail C. Jones, Secretary

                  Attorney in Fact for John W. McGonigle
                  February 22, 2001


    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
    ----                            -----                         ----

By: /s/ Gail C. Jones

    Gail C. Jones                 Attorney In Fact          February 22, 2001
    SECRETARY                     For the Persons
                                  Listed Below

    NAME                            TITLE

John W. McGonigle*                  President and Treasurer
                                    (Chief Executive Officer
                                    and Principal Financial and
                                    Accounting Officer)

James A. Hanley*                    Trustee

Samuel E. Hudgins*                  Trustee

D. Dean Kaylor*                     Trustee

Alvin J. Schexnider, Ph.D.*         Trustee

Charles S. Way, Jr.*                Trustee

* By Power of Attorney